Postretirement Benefit Plans - Summary of Weighted Average Asset Allocation Of Pension Plans (Detail) - Pension Plan [Member]	Dec. 31, 2022
Defined Benefit Plan, Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	17.00%
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	16.00%
Defined Benefit Plan, Debt Security [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	44.00%
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	48.00%
Defined Benefit Plan, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	6.00%
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	6.00%
Defined Benefit Plan Private Equities And Other Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	33.00%
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	30.00%